Risk management - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 882,921		€ 848,915	€ 790,470
Total assets	1,459,271	€ 1,443,069	€ 1,444,305	€ 1,339,125
SPAIN | Accumulated impairment | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(1,244)
SPAIN | Customers excluding the public sector | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 223,921